IMPAIRMENT OF ASSETS (Details) R$ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2017 BRL (R$) segment	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Impairment of assets
Increase in discount rate			0.50%
Impairment of assets			R$ 1,114,807	R$ 2,917,911	R$ 4,996,240
Impairment of property, plant and equipment	R$ 265,369	R$ 239,329	265,369	239,329
Impairment of goodwill			R$ 849,438	R$ 2,678,582	R$ 2,528,483
Number of operating segments | segment			4
Period for projecting the cash flows for the goodwill impairment test			P5Y
Discount rate
Impairment of assets
Sensitivity analysis, percent of increase	0.50%	0.50%	0.50%	0.50%
Perpetuity growth rate
Impairment of assets
Sensitivity analysis, percent of decrease	0.50%	0.50%	0.50%	0.50%
Property, plant and equipment
Impairment of assets
Recoverable amount		R$ 138,543		R$ 138,543
North America
Impairment of assets
Impairment of property, plant and equipment	R$ 220,090	100,564
Impairment of goodwill	849,438			2,678,582
Recoverable amount	R$ 849	R$ 2,679,000	R$ 849	R$ 2,679,000
Perpetuity growth rate	3.00%	3.00%	3.00%	3.00%
Pre-tax discount rate	13.60%	13.10%	13.60%	13.10%
North America | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ (506,000)	R$ (872,000)	R$ (506,000)	R$ (872,000)
North America | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	(310,000)	(661,000)	(310,000)	(661,000)
South America
Impairment of assets
Impairment of property, plant and equipment		138,765
Recoverable amount	R$ 437,000	R$ 724,000	R$ 437,000	R$ 724,000
Perpetuity growth rate	3.00%	3.00%	3.00%	3.00%
Pre-tax discount rate	14.70%	14.60%	14.70%	14.60%
South America | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 265,000	R$ 486,000	R$ 265,000	R$ 486,000
South America | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	318,000	561,000	318,000	561,000
Brazil
Impairment of assets
Impairment of property, plant and equipment	45,279
Recoverable amount	R$ 1,747,000	R$ 1,225,000	R$ 1,747,000	R$ 1,225,000
Perpetuity growth rate	3.00%	3.00%	3.00%	3.00%
Pre-tax discount rate	15.20%	14.90%	15.20%	14.90%
Brazil | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 999,000	R$ 425,000	R$ 999,000	R$ 425,000
Brazil | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	1,254,000	673,000	1,254,000	673,000
Special Steel
Impairment of assets
Recoverable amount	R$ 3,989,000	R$ 1,601,000	R$ 3,989,000	R$ 1,601,000
Perpetuity growth rate	3.00%	3.00%	3.00%	3.00%
Pre-tax discount rate	13.10%	14.00%	13.10%	14.00%
Special Steel | Discount rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 3,422,000	R$ 1,170,000	R$ 3,422,000	R$ 1,170,000
Special Steel | Perpetuity growth rate
Impairment of assets
Sensitivity analysis, amount above (below) book value	R$ 3,596,000	R$ 1,301,000	R$ 3,596,000	R$ 1,301,000